Debt Retail Revolver Applicable Margin and Unused Fee (Detail)	12 Months Ended
Dec. 31, 2014
Leverage Ratio Less Than 4.00 [Member]
Debt Instrument [Line Items]
Unused Fee	0.25%
Leverage Ratio Less Than 4.00 [Member] | LIBOR loans [Member]
Debt Instrument [Line Items]
Revolver Applicable Margin	1.75%
Leverage Ratio Less Than 4.00 [Member] | Base Rate Loans [Member]
Debt Instrument [Line Items]
Revolver Applicable Margin	(0.25%)
Leverage Ratio 4.00-5.00 [Member]
Debt Instrument [Line Items]
Unused Fee	0.375%
Leverage Ratio 4.00-5.00 [Member] | LIBOR loans [Member]
Debt Instrument [Line Items]
Revolver Applicable Margin	2.00%
Leverage Ratio 4.00-5.00 [Member] | Base Rate Loans [Member]
Debt Instrument [Line Items]
Revolver Applicable Margin	0.00%
Leverage Ratio Grater Than 5.00 [Member]
Debt Instrument [Line Items]
Unused Fee	0.50%
Leverage Ratio Grater Than 5.00 [Member] | LIBOR loans [Member]
Debt Instrument [Line Items]
Revolver Applicable Margin	2.25%
Leverage Ratio Grater Than 5.00 [Member] | Base Rate Loans [Member]
Debt Instrument [Line Items]
Revolver Applicable Margin	0.25%